UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [X]; Amendment Number: 01
This Amendment (Check only one.): [X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marea Capital Management LLC
Address: 444 Madison Avenue, 32nd Floor
         New York, NY  10022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Chan
Title:     Chief Financial Officer
Phone:     212-375-6088

Signature, Place, and Date of Signing:

      /s/ Aaron Chan     New York, NY     January 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:


Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $16,503 (thousands)


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                                                     FORM 13F INFORMATION TABLE

								VALUE		SHARES/	 	SH/ 	 PUT/ 	 INVSTMT 	 OTHER 	 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(X$1000)	PRN AMT	 	PRN 	 CALL 	 DSCRETN 	 MANAGERS 	SOLE 	 SHARED 	NONE

MWI VETERINARY SUPPLY IN	COM		55402X105	119		4,400 		SH 		 SOLE 				4,400 		0 	0
LORILLARD INC			COM		544147101	338		6,000 	 	SH 		 SOLE 				6,000 		0 	0
WABTEC CORP			COM		929740108	318		8,000 	 	SH 		 SOLE 				8,000 		0 	0
PROSHARES TR			COM		74347R354	525		10,000 	 	SH 		 SOLE 				10,000 		0 	0
COVIDIEN LTD COM		COM		B1YR434		772		21,302 	 	SH 		 SOLE 				21,302 		0 	0
CHILDRENS PL RETAIL STORES INC	COM		168905107	575		26,500 	 	SH 		 SOLE 				26,500 		0 	0
DEVON ENERGY CORP NEW		COM		25179M103	2488		37,862 	 	SH 		 SOLE 				37,862 		0 	0
SCHWAB CHARLES CORP		COM		808513105	724		44,800 	 	SH 		 SOLE 				44,800 		0 	0
MORGAN STANLEY			COM		617446448	1092		68,050 	 	SH 		 SOLE 				68,050 		0 	0
SMITH & WESSON HLDG CORP	COM		831756101	163		72,000 	 	SH 		 SOLE 				72,000 		0 	0
SANDRIDGE ENERGY INC		COM		80007P307	509		82,845 	 	SH 		 SOLE 				82,845 		0 	0
PRG-SCHULTZ INTERNATIONAL INC	COM		69357C503	494		121,050 	SH 		 SOLE 				121,050 	0 	0
FTI CONSULTING INC		COM		302941109	6197		138,700 	SH 		 SOLE 				138,700 	0 	0
AMERICAN INTL GROUP INC		COM		026874107	628		400,000 	SH 		 SOLE 				400,000 	0 	0
GENERAL GROWTH PPTYS INC	COM		370021107	1561		1,210,000 	SH 		 SOLE 				1,210,000 	0 	0




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